Share-Based Payments and Other Executive Compensation	12 Months Ended
Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Share-Based Payments and Other Executive Compensation

Share-Based Payments and Other Compensation

The Amended and Restated 1997 Incentive and Capital Accumulation Plan (2011 Restatement), as amended ("the Incentive Plan") and the 2015 Incentive Compensation Plan (the "2015 Plan") provide for the grant of stock options, stock appreciation rights, stock awards, performance awards, and stock units to officers, employees and directors of AV Homes.  The exercise prices of stock options granted under the Incentive Plan or the 2015 Plan may not be less than the stock exchange closing price of our common stock on the date of grant.  Stock option awards under the Incentive Plan and 2015 Plan generally expire 10 years after the date of grant.

As of December 31, 2015, an aggregate of 590,483 shares of our common stock, subject to certain adjustments, were reserved for issuance under the Incentive Plan, relating to outstanding options and restricted stock units previously awarded and currently outstanding under the Incentive Plan.  There were 764,182 shares available for grant under the 2015 Plan as of December 31, 2015.

During 2013, we cancelled 114,750 restricted shares granted in 2011 to certain executives and issued additional performance-based restricted shares in exchange.  The cancellation and issuance of shares was accounted for as a modification with the future compensation expense computed using the greater of unamortized fair value of the cancelled awards or the incremental fair value as remeasured each reporting period.  We also issued performance-based restricted shares to other members of management.  Vesting is contingent upon the achievement of certain performance objectives, some of which are subjective in nature.  Compensation cost for these awards is recognized over the service period, and variable accounting is applied whereby the fair value of the award is remeasured each reporting period until vesting occurs.

Compensation expense related to the stock option, restricted stock, and restricted stock unit awards during the years ended December 31, 2015, 2014 and 2013 was $3.1 million, $2.8 million and $1.6 million, respectively.  During 2015, we did not grant any stock options.  During 2015, we granted 291,075 shares of restricted stock which have a weighted average grant date fair value of $9.32 per share.

As of December 31, 2015, there was $2.0 million of unrecognized compensation expense related to unvested restricted stock and restricted stock units. That expense is expected to be recognized over a weighted average period of 1.60 years.

As of December 31, 2015, there was $3.3 million of unrecognized compensation expense related to unvested stock options.  That expense is expected to be recognized over a weighted average period of 0.9 years.

Under ASC 718, Stock Compensation ("ASC 718"), the fair value of awards of restricted stock and units that do not contain a specified hurdle price condition is based on the market price of our common stock on the date of grant.  Under ASC 718, the fair value of restricted stock awards that contain a specified hurdle price condition is estimated on the grant date using the Monte-Carlo option valuation model.  Under ASC 718, the fair value of each stock option is estimated on the grant date using the Black-Scholes option-pricing model.  The valuation models require assumptions and estimates to determine expected volatility, expected life, expected dividend yield and expected risk-free interest rates.  The expected volatility was determined using historical volatility of our stock based on the contractual life of the award.  The risk-free interest rate assumption was based on the yield on zero-coupon U.S. Treasury strips at the award grant date.  We also used historical data to estimate forfeiture experience.

The significant weighted average assumptions used for the years ended December 31, 2015, 2014 and 2013 were as follows:

	2015	2014	2013
Dividend yield	—%	—%			—%
Volatility rate	38.00%	42.60%	52.37%	-	52.49%
Risk-free interest rate	1.0%	0.66%	1.66%	-	1.86%
Expected life (years)	2.95	2.91			6.25
Weighted average fair value of units granted	$5.95	$9.30			$8.75

A summary of the status of the stock option activity for the years ended December 31, 2015, 2014 and 2013 is presented below:

	2015		2014		2013
		Weighted		Weighted		Weighted
		Average		Average		Average
	Stock	Exercise Price	Stock	Exercise Price	Stock	Exercise Price
	Options	Per Share	Options	Per Share	Options	Per Share
Outstanding as of beginning of year	555,036	$17.00	585,036	$16.99	110,000	$25.00
Granted	—	—	—	—	585,036	16.99
Exercised	—	—	—	—	—	—
Forfeited	(10,000)	16.80	(30,000)	16.80	(110,000)	—
Outstanding as of end of year	545,036	$17.01	555,036	$17.00	585,036	$16.99
Exercisable as of end of year	272,518	$17.01	146,259	$16.99	—	$—

The weighted average remaining contractual life of stock options outstanding as of December 31, 2015 was 7.8 years.

A summary of the restricted stock and stock units activity for the year ended December 31, 2015 is presented below:

			Weighted
	Restricted		Average
	Stock and		Grant Date
	Stock Units		Fair Value
Outstanding as of beginning of year	145,352	(1)	$16.59
Granted	291,075		9.32
Vested	(62,434)		16.93
Expired/forfeited/cancelled	(21,655)		10.95
Outstanding as of end of year	352,338		$10.87
(1)

Restricted stock shares are considered legally outstanding but are not considered outstanding for accounting purposes until the vesting conditions are satisfied in accordance with authoritative accounting guidance.

Under our director deferral program, non-management directors may elect to defer up to 50% of annual retainer fees, committee fees and/or chairperson fees, for which the director is credited with a number of stock units based upon the closing price of our common stock on the due date of each payment.  The number of stock units become distributable as shares of common stock upon the earlier of a date designated by the individual director or the date of the individual’s separation from service as a director.  No stock units were distributed as shares to non-management directors during the years ended December 31, 2015, 2014 and 2013.  The outstanding balance of restricted stock units under the deferral plan as of December 31, 2015, 2014 and 2013 was 50,376,  42,659 and 36,257, respectively.